Net loss per share	9 Months Ended
Sep. 30, 2015
Earnings Per Share [Abstract]
Net loss per share

Note 11. Net loss per share

Basic net loss per share is computed by dividing net loss by the weighted-average number of Common Stock actually outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted-average number of Common Stock outstanding and dilutive potential Common Stock that would be issued upon the exercise of Common Stock warrants and options. For the three and nine months ended September 30, 2014 and 2015, the effect of issuing the potential common stock is anti-dilutive due to the net losses in those periods and the number of shares used to compute basic and diluted earnings per share are the same in each of those periods.

The following is a reconciliation of the number of shares used in the calculation of basic earnings per share and diluted earnings per share during the three and nine months ended September 30, 2014 and 2015 (in thousands, except per share and share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Net loss	$(3,293)	$(2,393)	$(13,064)	$(6,019)
Weighted-average shares used in computing basis and diluted net loss per common share
Basic and diluted net loss per common share	10,040,079	535,685	8,178,897	535,685
Basic and diluted net loss per common share	$(0.33)	$(4.47)	$(1.60)	$(11.24)

The following potentially dilutive securities outstanding have been excluded from the computations of diluted weighted-average shares outstanding because such securities have an antidilutive impact due to losses reported (in Common Stock equivalent shares):

	As of September 30,
	2015	2014
Convertible preferred stock	—	865,429
Warrants issued to 2010/2012 convertible note holders to purchase common stock	480,147	—
Options to purchase common stock	1,863,171	240,906
Warrants issued in 2009 to purchase common stock	9,259	9,259
Warrants issued to underwriter to purchase common stock	82,500	—
Series A warrants to purchase common stock	2,425,605	—
Series B warrants to purchase common stock	527,573	—
Series C warrants to purchase common stock	590,415	—